RM GREYHAWK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 58.2%
	FIXED INCOME - 58.2%
198,010	Columbia Floating Rate Fund, Institutional Class	$ 6,655,110
913,242	JPMorgan High Yield Fund, Class I	6,018,265
726,656	PGIM Floating Rate Income Fund, Class Z	6,648,906
		19,322,281

	TOTAL OPEN END FUNDS (Cost $19,308,169)	19,322,281

	SHORT-TERM INVESTMENTS — 41.7%
	MONEY MARKET FUNDS - 41.7%
13,842,703	Invesco Treasury Portfolio Institutional Class, 4.55% (Cost $13,842,703)(a)	13,842,703

	TOTAL INVESTMENTS - 99.9% (Cost $33,150,872)	$ 33,164,984
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	49,539
	NET ASSETS - 100.0%	$ 33,214,523

(a)	Rate disclosed is the seven day effective yield as of November 30, 2024.